Exhibit 99.21

Client Name:	Bank of America Corporation
Client Project Name:	OBX-2021-J1
Start - End Dates:	11/2020 – 03/2021
Deal Loan Count:	2

Waived Conditions Summary

Report Run Date:	4/5/2021 12:44 PM
Review Scope	Category	Code	Description	Count
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Total				1

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